Note Segment reporting (Results of Operations) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Gain from the FDIC termination agreement	$ 102,752	[1]	$ 0	$ 0
Expenses associated with the FDIC Termination Agreement	8,100
Income tax (benefit) expense	(119,579)		$ (230,830)	$ (78,784)
Closing Agreement With PR Department of Treasury and FDIC Termination Agreement
Segment Reporting Information [Line Items]
Income tax (benefit) expense	$ 63,900

[1]	Refer to Note 10 for additional information of the Termination Agreement with the FDIC.